Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	360 FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001319067
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2023
Prospectus Date	rr_ProspectusDate	Mar. 30, 2023
FinTrust Income and Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the FinTrust Income and Opportunity Fund (the “Fund”) is total return comprised of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your household invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 17 of this prospectus and the section captioned “Purchases” beginning on page 33 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended November 30, 2022, the Fund’s portfolio turnover rate was 1,194.80% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1194.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through March 31, 2023.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment objective is total return comprised of income and capital appreciation.  To meet its investment objective, the Fund will invest primarily in domestic equity securities that in the opinion of the manager have above average intellectual property portfolios and other characteristics, like strong earnings and dividend growth relative to their sector competitors and that are members of the S&P 1500 Composite. The S&P 1500 Composite combines the S&P 500, an index of large-capitalization issuers, the S&P Midcap 400, and the S&P Small Cap 600 to cover approximately 90% of the U.S. market capitalization. As of November 30, 2022, the capitalization of companies in the S&P 1500 Composite ranged from $170 million to $2.24 trillion with a mean of $26.45 billion and median of $4.66 billion. The Fund also engages in short selling to the extent permitted under the Investment Company Act of 1940 (the “1940 Act’). The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), to the extent that such investments are consistent with the Fund’s investment objective and the policies are permissible under the 1940 Act. The Fund will seek to produce income through dividends paid on securities and options (e.g., premium income on the sale of an option), and total return through an options strategy.

The Fund will typically invest in issuers that have established markets and operations and generate excess cash flow. The Fund looks for stocks with attributes which suggest they will thrive in good markets and survive potential economic setbacks. The Fund employs detailed quantitative assessments to construct its equity portfolio.  Portfolio parameters include, but are not limited to, a quantitative valuation of the strength of the company’s intellectual property portfolio, steady growing earnings, dividend yield with a tendency to raise such yield and availability at reasonable price-earnings ratios.  The Fund seeks to invest in stocks that are undervalued by the market, but with strong business models, which may provide for lower levels of market volatility or non-correlated volatility. The Fund also prefers to invest in stocks that have options traded on them.  The Fund will rebalance and adjust its equity portfolio as the Adviser deems necessary and appropriate.

The Fund may also invest in companies that are experiencing a “special situation” that makes them undervalued relative to their long-term potential.  Developments creating special situations may include new intellectual property developments, intellectual property licensing deals, mergers, spin-offs, litigation resolutions, new products or management changes.  The Fund may also invest in convertible securities.

The Fund also seeks to generate income for shareholders by selling options against the risk taken by owning common stocks. For example, the Fund intends to sell covered call options on a portion of its stock holdings. This income is designed to, over time, add to portfolio stability and improve returns. The Fund also uses option strategies to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment as to the advantages of selling call options on the Fund’s equity investments.

The Fund is non-diversified which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235 or at the Fund’s website at www.fintrustfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fintrustfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 18.99% during the quarter ended June 30, 2020 and the lowest return for a quarter was (19.92)% during the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the Fund’s Class A shares are reduced to reflect the maximum applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2022, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Institutional Class shares and after-tax returns for the Class A shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The average annual total returns for the Fund’s Class A shares are reduced to reflect the maximum applicable sales charge. After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2022, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”). After-tax returns are shown for only the Institutional Class shares and after-tax returns for the Class A shares will vary.

FinTrust Income and Opportunity Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[1]
5 Years	rr_AverageAnnualReturnYear05	9.41%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	19.29%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2016	[1]
FinTrust Income and Opportunity Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HROAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.24%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 789
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,395
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,025
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,710
1 Year	rr_AverageAnnualReturnYear01	(14.26%)
5 Years	rr_AverageAnnualReturnYear05	(0.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2016
FinTrust Income and Opportunity Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HIOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.24%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 228
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	820
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,106
Annual Return 2017	rr_AnnualReturn2017	8.69%
Annual Return 2018	rr_AnnualReturn2018	(6.46%)
Annual Return 2019	rr_AnnualReturn2019	13.28%
Annual Return 2020	rr_AnnualReturn2020	10.65%
Annual Return 2021	rr_AnnualReturn2021	(1.24%)
Annual Return 2022	rr_AnnualReturn2022	(9.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.92%)
1 Year	rr_AverageAnnualReturnYear01	(9.11%)
5 Years	rr_AverageAnnualReturnYear05	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2016
FinTrust Income and Opportunity Fund | Institutional Class Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.11%)
5 Years	rr_AverageAnnualReturnYear05	(0.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2016
FinTrust Income and Opportunity Fund | Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.74%)
5 Years	rr_AverageAnnualReturnYear05	0.32%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2016

[1]	The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.
[2]	Contingent Deferred Sales Charge applies only when a shareholder purchase in the Fund totals $1 million or more and shares are redeemed within one year from the date of purchase.
[3]	FinTrust Capital Advisors, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.95% through at least March 31, 2023. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.95% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.